Document and Entity Information	Jun. 09, 2023
Cover [Abstract]
Entity Registrant Name	AMERISAFE INC
Amendment Flag	true
Entity Central Index Key	0001018979
Document Type	8-K/A
Document Period End Date	Jun. 09, 2023
Entity Incorporation State Country Code	TX
Entity File Number	001-12251
Entity Tax Identification Number	75-2069407
Entity Address, Address Line One	2301 Highway 190 West
Entity Address, City or Town	DeRidder
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70634
City Area Code	(337)
Local Phone Number	463-9052
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AMSF
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by AMERISAFE, Inc. (the “Company”) with the Securities and Exchange Commission (the “Commission”) on June 12, 2023 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the matters voted on at the Company’s 2023 annual meeting of shareholders held on June 9, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision as to the frequency of future shareholder advisory votes regarding the compensation of the Company’s named executive officers. Except as set forth herein, no other modifications have been made to the Original Form 8-K.